Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2015 shares
Statement of Cash Flows [Abstract]
Warrants to purchase common stock were exercised on a cashless basis to purchase common stock, shares	488,659